TAXATION - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement of valuation allowance
Balances at beginning of the year	¥ (76,526)	¥ (17,864)	¥ (10,048)
Additions	(175,849)	(58,662)	(17,550)
Reversals	5,867		9,734
Balances at end of the year	¥ (246,508)	¥ (76,526)	¥ (17,864)